Other Investment - Schedule of Detail of Investment (Details) - Dumaine International Limited [Member]	Mar. 31, 2026	Mar. 31, 2025
Schedule of Detail of Investment [Line Items]
Country of registration and operation		British Virgin Islands
Equity Interest	15.00%
Principal activity		Manufacturing of leather handbags, wallets and luggage, acting as the original equipment manufacturer for international brands, with manufacturing factories based in Philippines.